Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 23,861	$ 11,727
Less accumulated depreciation and amortization	(6,249)	(5,653)
Premises and equipment, net	17,612	6,074
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	4,971	2,461
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	13,286	6,158
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 5,604	$ 3,108